COMMITMENTS (Schedule of Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 872	$ 685